REVENUE CLASSES AND CONCENTRATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
REVENUE CLASSES AND CONCENTRATIONS
Summary of operating revenue for disaggregated revenue purposes
	Three Months Ended March 31,	Three Months Ended March 31,
	2020	2019

Retail	$11,315	$41,971
Distribution	13,903	-
Services	1,050,004	220,919
Total	$1,075,222	$262,890

	Years Ended December 31,	Years Ended December 31,
	2019	2018

Retail	$158,903	$191,135
Distribution	521,013	-
Services	2,663,917	963,536
Total	$3,343,833	$1,154,671